Long-Term Debt (tables)	12 Months Ended
Mar. 31, 2014
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
5. Long-Term Debt

	2014	2013
	(In thousands)
Revolving credit facility,
1.65% and 1.70%, due through 2017	$175,000	$188,000
Secured note payable to insurance company,
8.03%, paid off in 2014	0	38,138
Secured Industrial Revenue Development Bonds,
3.23%, and 3.29%, due through 2029	22,630	22,630
Secured promissory note,
6.98%, due through 2022	15,313	16,753
Secured promissory note,
6.35%, due through 2020	3,731	4,303
Economic development note,
2.00%, due through 2021	1,500	0
Other	342	362
	218,516	270,186
Less current portion	2,277	40,170
	$216,239	$230,016

Long Term Debt Repayement [table text block]
Years ending March 31:
2015	$2,277
2016	2,530
2017	177,667
2018	7,904
2019	3,034
Thereafter	25,104
Total	$218,516